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November 29, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource Dimensions Series, Inc.
                  RiverSource Disciplined Small and Mid Cap Equity Fund RiverSource Disciplined Small Cap Value Fund
           Post-Effective Amendment No. 78
           File Nos. 2-28529/811-01629
           Accession Number: 0001068800-06-001443

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 78 (Amendment). This Amendment was filed electronically on November 17, 2006.

If you have any questions regarding this filing, please contact either Mary Lou Lutz at (612) 678-1762 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.